Commitments And Contingencies (Schedule Of Lease Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Capital lease payments, 2013	$ 32	[1]
Capital lease payments, 2014	32	[1]
Capital lease payments, 2015	33	[1]
Capital lease payments, 2016	33	[1]
Capital lease payments, 2017	33	[1]
Capital lease payments, After 5 Years	425	[1]
Capital lease payments, Total	588	[1]
Less amount representing interest, 2013	27
Less amount representing interest, 2014	27
Less amount representing interest, 2015	27
Less amount representing interest, 2016	27
Less amount representing interest, 2017	27
Less amount representing interest, After 5 Years	149
Less amount representing interest, Total	284
Present value of minimum capital lease payments, 2013	5
Present value of minimum capital lease payments, 2014	5
Present value of minimum capital lease payments, 2015	6
Present value of minimum capital lease payments, 2016	6
Present value of minimum capital lease payments, 2017	6
Present value of minimum capital lease payments, After 5 Years	276
Present value of minimum capital lease payments, Total	304
Operating leases, 2013	19	[2]
Operating leases, 2014	14	[2]
Operating leases, 2015	14	[2]
Operating leases, 2016	14	[2]
Operating leases, 2017	14	[2]
Operating leases, After 5 Years	63	[2]
Operating leases, Total	138	[2]
Total lease obligations, 2013	24
Total lease obligations, 2014	19
Total lease obligations, 2015	20
Total lease obligations, 2016	20
Total lease obligations, 2017	20
Total lease obligations, After 5 Years	339
Total lease obligations, Total	442
Annual obligation for real estate leases and railroad licenses	2
Total rental expense	$ 33		$ 36	$ 41

[1]	See Properties under Part I, Item 2, and Note 3 - Property and Plant, Net of this report for additional information
[2]	Amounts related to certain land-related leases have indefinite payment periods. The annual obligation of $2 million for these items is included in the 2013 through 2017 columns, respectively.